Lion Global Investors AsiaPac Dividend Fund

Lion Global Investors Asian Credit High Yield Fund

Lion Global Investors Asian Local Currency Bond Fund

Each a series of Advisers Investment Trust

Supplement dated May 30, 2013, as amended June 18, 2013

to the Statement of Additional Information dated April 23, 2013

Effective May 22, 2013, the shareholders of Advisers Investment Trust (the “Trust”) elected Michael M. Van Buskirk, D’Ray Moore Rice, Steven R. Sutermeister, Dina A. Tantra and Peter B. Cherecwich to the Board of Trustees of the Trust. Mr. Van Buskirk, Ms. Rice and Mr. Sutermeister are incumbent Trustees, having been elected to their positions by the initial shareholder on July 21, 2011. Ms. Tantra also is an incumbent trustee, having been appointed to that position by the Board on September 24, 2012. Mr. Cherecwich is a newly elected trustee and will serve as an interested Trustee of the Trust.

With the election of Mr. Cherecwich as an interested Trustee of the Trust, the following changes are being made to the Statement of Additional Information:

On page 17, the following row is added to the table listing each Trustee who is an “interested person” of the Trust and each officer of the Trust:

Name, Address and Year of Birth[1]	Position(s) Held with the Fund	Term of Office/Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Trust Overseen by Trustee[2]	Other Directorships Held by Trustee During Past 5 Years
Peter B. Cherecwich Year of Birth: 1964	Trustee	Indefinite/May 2013 to present	Executive Vice President of The Northern Trust Company, 2008 to Present	5	None

[1]	The mailing address of each Trustee is 4041North High Street, Suite 402, Columbus, OH 43214.
[2]	The Trust is comprised of the various series of Advisers Investment Trust.

On Page 18, the following row is added to the table listing the dollar range of equity securities beneficially owned by each Trustee as of December 31, 2012:

Name of Trustee	Dollar Range of Equity Securities in the Fund[1]	Aggregate Dollar Range of Equity Securities in All Funds within the Trust Overseen by Trustee[1]
Peter B. Cherecwich	None	None

[1]	The Trust is comprised of the various series of Advisers Investment Trust.

On page 18, the following row is added to the in the Trustee Compensation table:

Name of Trustee	Aggregate Compensation from the Trust	Total Compensation from the Trust[1]
Peter B. Cherecwich	$0	$0

[1]	The Trust is comprised of the various series of Advisers Investment Trust. Trustee fees are allocated among the Funds in the Trust.

On page 20, the following paragraph is added after the last paragraph under the section titled “Trustee Attributes”:

Mr. Cherecwich has more than 25 years’ experience in the investment management industry and has extensive product and operational experience, including his years of service both at The Northern Trust Company (“Northern Trust”), as well as State Street Bank. Mr. Cherecwich has served as Executive Vice President and a member of the Operating Group at Northern Trust, as well as Chief Operating Officer for the Corporate & Institutional Services business unit. Prior to joining Northern Trust, Mr. Cherecwich served in various executive and lead operational roles at State Street Bank, including Division Head of Investment Operations Outsourcing and Head of the Product & Technology Solutions Division.

On page 27, the paragraph under the section titled “Independent Registered Public Accounting Firm” is deleted and replaced with the following paragraph:

The firm of Ernst & Young LLP has been selected as independent registered public accounting firm for the Funds for the fiscal year ending September 30, 2013. Ernst &Young LLP will perform an annual audit of the Funds’ financial statements and provides financial, tax and accounting services.

This Supplement and the prospectus and Statement of Additional Information dated April 23, 2013 provide the information a prospective investor ought to know before investing and should be retained for future reference.

AIT Global Emerging Markets Opportunity Fund

A series of Advisers Investment Trust

Supplement dated May 30, 2013, as amended June 18, 2013

to the Statement of Additional Information dated April 23, 2013

Effective May 22, 2013, the shareholders of Advisers Investment Trust (the “Trust”) elected Michael M. Van Buskirk, D’Ray Moore Rice, Steven R. Sutermeister, Dina A. Tantra and Peter B. Cherecwich to the Board of Trustees of the Trust. Mr. Van Buskirk, Ms. Rice and Mr. Sutermeister are incumbent Trustees, having been elected to their positions by the initial shareholder on July 21, 2011. Ms. Tantra also is an incumbent trustee, having been appointed to that position by the Board on September 24, 2012. Mr. Cherecwich is a newly elected trustee and will serve as an interested Trustee of the Trust.

With the election of Mr. Cherecwich as an interested Trustee of the Trust, the following changes are being made to the Statement of Additional Information:

On page 17, the following row is added to the table listing each Trustee who is an “interested person” of the Trust and each officer of the Trust:

Name, Address and Year of Birth[1]	Position(s) Held with the Fund	Term of Office/Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in the Trust Overseen by Trustee[2]	Other Directorships Held by Trustee During Past 5 Years
Peter B. Cherecwich Year of Birth: 1964	Trustee	Indefinite/May 2013 to present	Executive Vice President of The Northern Trust Company, 2008 to Present	5	None

[1]	The mailing address of each Trustee is 4041North High Street, Suite 402, Columbus, OH 43214.
[2]	The Trust is comprised of the various series of Advisers Investment Trust.

On Page 10, the following row is added to the table listing the dollar range of equity securities beneficially owned by each Trustee as of December 31, 2012:

Name of Trustee	Dollar Range of Equity Securities in the Fund[1]	Aggregate Dollar Range of Equity Securities in All Funds within the Trust Overseen by Trustee[1]
Peter B. Cherecwich	None	None

[1]	The Trust is comprised of the various series of Advisers Investment Trust.

On page 18, the following row is added to the in the Trustee Compensation table:

Name of Trustee	Aggregate Compensation from the Trust	Total Compensation from the Trust[1]
Peter B. Cherecwich	$0	$0

[1]	The Trust is comprised of the various series of Advisers Investment Trust. Trustee fees are allocated among the Funds in the Trust.

On page 20, the following paragraph is added after the last paragraph under the section titled “Trustee Attributes”:

Mr. Cherecwich has more than 25 years’ experience in the investment management industry and has extensive product and operational experience, including his years of service both at The Northern Trust Company (“Northern Trust”), as well as State Street Bank. Mr. Cherecwich has served as Executive Vice President and a member of the Operating Group at Northern Trust, as well as Chief Operating Officer for the Corporate & Institutional Services business unit. Prior to joining Northern Trust, Mr. Cherecwich served in various executive and lead operational roles at State Street Bank, including Division Head of Investment Operations Outsourcing and Head of the Product & Technology Solutions Division.

On page 25, the paragraph under the section titled “Independent Registered Public Accounting Firm” is deleted and replaced with the following paragraph:

The firm of Ernst & Young LLP has been selected as independent registered public accounting firm for the Fund for the fiscal year ending September 30, 2013. Ernst &Young LLP will perform an annual audit of the Fund’s financial statements and provides financial, tax and accounting services.

This Supplement and the prospectus and Statement of Additional Information dated April 23, 2013 provide the information a prospective investor ought to know before investing and should be retained for future reference.